EXIT AND DISPOSAL ACTIVITIES - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) Position
Restructuring Cost And Reserve [Line Items]
Severance expense | $	$ 1.5
Trevose, Pennsylvania
Restructuring Cost And Reserve [Line Items]
Number of positions reduced | Position	200